Derivative instruments and hedging activities (Cash flow hedges) (Detail) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	$ 456	$ (6,594)	$ (3,502)
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(704)	(5,559)	(3,992)
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	0	0	0
Forward contracts
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	$ 456	$ (6,594)	$ (3,502)
Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Mortgage banking activities	Mortgage banking activities	Mortgage banking activities
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	$ (704)	$ (5,559)	$ (3,992)
Amount of net gain (loss) recognized in income on derivatives (ineffective portion)	$ 0	$ 0	$ 0